Supplemental Cash Flow Information - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
Purchase of marketable securities	$ (3,522)	$ (1,522)
Proceeds from disposal of marketable securities	2,564	664
Cash received on settlement of derivatives	533	2,079
Other inflows (outflows) of cash	(425)	1,221
(Increase) decrease in trade and other receivables	(3,386)	24
Decrease (increase) in value added taxes receivable	9,839	(27,525)
Increase in inventories	(8,956)	(4,288)
Increase in prepaid expenses and other	(903)	(692)
Decrease (increase) in income taxes payable	3,332	(1,115)
Increase in trade and other payables	16,580	10,765
Increase in restricted cash	(48,010)	0
Increase (decrease) in working capital	(31,504)	(22,831)
Acquisition of Jerritt Canyon	466,300	0
Transfer of share-based payments reserve upon settlement of RSUs	963	992
Transfer of share-based payments reserve upon exercise of options	8,643	5,903
Acquisition of mining interests	(3,750)	(8,179)
Assets acquired by finance lease	(4,001)	0
Conversion to common shares upon settlement of the convertible note	(23,230)	0
Non-cash investing and financing activities	$ 444,925	$ (1,284)